Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of Expense Associated With Each Component	associated with each component is as follows for the year ended December 31:

	December 31,
	2023	2022
	$	$
Stock options	2,330	2,079
DSUs	987	857
RSUs	2,625	1,638
ESPP	107	139
	6,049	4,713

The following table presents share-based compensation expense by function for the year ended December 31:

	December 31,
	2023	2022
	$	$
Cost of revenue	212	93
General and administrative	3,423	2,793
Sales and marketing	1,461	1,673
Research and development	953	154
	6,049	4,713

Schedule of Changes in Stock Options
The changes in the number of stock options during the years ended December 31, 2023 and 2022 were as follows:

	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,349,001	13.60	1,283,088	12.00
Options granted	245,215	52.73	175,892	44.86
Options forfeited	(127,729)	44.25	(95,139)	49.57
Options exercised	(641,396)	3.46	(14,840)	15.06

Options outstanding – December 31	825,091	28.37	1,349,001	13.60
Options exercisable – December 31	456,218	13.85	979,666	4.98

Schedule of Number and Weighted Average Remaining Contractual Life of Stock Options Outstanding and Exercisable
The weighted average fair value of share options granted during the years ended December 31, 2023 and 2022 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2023	2022
	C$	C$
Weighted average stock price valuation	$52.73	$44.86
Weighted average exercise price	$52.73	$44.86
Risk-free interest rate	3.14%	2.60%
Expected life in years	4.5	6.25
Expected dividend yield	—%	—%
Volatility	64%	63%
Weighted average fair value of options issued	$28.44	$26.98
The following table is a summary of the Company’s stock options outstanding as at December 31, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	235,320	2.73	0.0001 - 1.09	235,320
8.86 - 11.06	26,185	7.01	8.86 - 11.06	9,500
15.79 - 16.00	179,354	5.77	15.79 - 16.00	137,885
26.43 - 95.12	384,232	5.92	26.43 - 95.12	73,513
	825,091	5.18		456,218

The following table is a summary of the Company’s stock options outstanding as at December 31, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.45	0.0001 - 1.09	784,368
8.86 - 11.06	51,811	7.95	8.86 - 11.06	21,084
15.79 - 16.00	259,292	6.77	15.79 - 16.00	147,795
26.43 - 95.12	253,530	9.04	26.43 - 95.12	26,419
	1,349,001	5.90		979,666

Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Prices
The following table is a summary of the Company’s stock options outstanding as at December 31, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	235,320	2.73	0.0001 - 1.09	235,320
8.86 - 11.06	26,185	7.01	8.86 - 11.06	9,500
15.79 - 16.00	179,354	5.77	15.79 - 16.00	137,885
26.43 - 95.12	384,232	5.92	26.43 - 95.12	73,513
	825,091	5.18		456,218

The following table is a summary of the Company’s stock options outstanding as at December 31, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.45	0.0001 - 1.09	784,368
8.86 - 11.06	51,811	7.95	8.86 - 11.06	21,084
15.79 - 16.00	259,292	6.77	15.79 - 16.00	147,795
26.43 - 95.12	253,530	9.04	26.43 - 95.12	26,419
	1,349,001	5.90		979,666

Schedule of Number of DSUs and RSUs Granted
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2021	59,654
Granted (at $37.21 - $86.93 per unit)	27,568
DSUs – December 31, 2022	87,222
Granted (at C$43.93 - $53.15 per unit)	28,354
DSUs - December 31, 2023	115,576
RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2021	46,591
Granted (at C$40.30 - $54.26 per unit)	102,483
Released (at C$86.38 - $94.05 per unit)	(5,515)
Forfeited (at C$42.24 - $94.05 per unit)	(39,933)
RSUs – December 31, 2022	103,626
Granted (at C$43.55 - $69.71 per unit)	132,254
Released (at C$40.30 - $86.38 per unit)	(24,359)
Forfeited (at C$42.24 - $86.38 per unit)	(51,371)
RSUs - December 31, 2023	160,150